LEASES - Lease payments and Maturities of lease liabilities (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Lease payments:
2019	$ 117
2020	159
2021	161
2022	162
2023	94
Total lease payments	693
Less imputed interest	(118)
Total	575
Undiscounted cash payments:
2019	700
2020	700
2021	700
2022	700
2023	700
Total	$ 700